Loans and financing - Summary of Changes in Loans and Financing (Detail) R$ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2020 BRL (R$)	Sep. 30, 2020	Aug. 31, 2020 BRL (R$)	Mar. 31, 2020 BRL (R$) category	Jun. 30, 2019	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 BRL (R$) category	Dec. 31, 2018 BRL (R$)
Borrowings Activity [Roll Forward]
Beginning balance						R$ 6,746,188	R$ 2,837,022
Additions						6,831,935	4,753,488
Disposals						(36,919)
Payment						(7,659,592)	(1,108,325)
Interest	R$ 200,446					200,446	264,003
Business Combination						1,592
Ending balance	6,083,650					6,083,650	6,746,188
Current	3,144,858					3,144,858	5,038,705		R$ 777,702
Noncurrent	2,938,792					2,938,792	1,707,483		R$ 2,059,320
Obligation To Fidcar Quota Holders
Borrowings Activity [Roll Forward]
Beginning balance						3,690,542	2,064,333
Additions						2,476,906
Payment						(2,169,073)	(180,713)
Interest	115,940					115,940	186,922
Ending balance	4,114,315					4,114,315	3,690,542
Borrowings, face amount			R$ 2,500,000					R$ 2,059,500
Number of senior quotas issued | category								3
Borrowings maturity, term			36 months		24 months
Obligations to FIDC TAPSO quota holders
Borrowings Activity [Roll Forward]
Beginning balance						20,352	10,238
Additions						0	20,000
Payment						(514)	(10,734)
Interest	638					638	848
Ending balance	20,476					20,476	20,352
Obligations to FIDC SOMA III quota holders
Borrowings Activity [Roll Forward]
Beginning balance						0
Additions						239,232
Payment						0
Interest	527					527
Ending balance	239,759					239,759	0
Borrowings, face amount	R$ 580,000					580,000
Proceeds from non-current borrowings						246,500
Borrowings maturity, term	36 months
Finance lease
Borrowings Activity [Roll Forward]
Beginning balance						124,758	3,674
Additions						118,977	154,650
Disposals						(36,919)
Payment						(41,373)	(38,023)
Interest	R$ 7,826					7,826	4,457
Business Combination						1,592
Ending balance	174,861					174,861	124,758
Bank borrowings
Borrowings Activity [Roll Forward]
Beginning balance						1,777,083	750
Additions						3,996,820	2,561,360
Payment						(5,422,211)	(798,323)
Interest	39,138					39,138	13,296
Ending balance	390,830					390,830	1,777,083
Bank borrowings | Bilateral Loan One
Borrowings Activity [Roll Forward]
Borrowings, face amount				R$ 100,000
Bank borrowings | Bilateral Loan Two
Borrowings Activity [Roll Forward]
Borrowings, face amount				100,000
Bank borrowings | Bilateral Loan
Borrowings Activity [Roll Forward]
Borrowings, face amount				R$ 200,000
Number of senior quotas issued | category				2
Borrowings maturity, term				90 days
Average annual interest rate				4.085%
Bank borrowings | Bilateral Loan | CDI Rate
Borrowings Activity [Roll Forward]
Bank borrowings, average interest		3.00		0.85
Bank borrowings | Bank Credit Notes
Borrowings Activity [Roll Forward]
Ending balance				R$ 390,830
Borrowings, face amount				R$ 2,960,000
Debentures
Borrowings Activity [Roll Forward]
Beginning balance						394,997	0
Additions						0	397,478
Payment						(8,769)	(13,815)
Interest	12,130					12,130	11,334
Ending balance	398,358					398,358	394,997
Loans with private entities
Borrowings Activity [Roll Forward]
Beginning balance						738,456	758,027
Additions						0	0
Payment						(17,652)	(66,717)
Interest	24,247					24,247	47,146
Ending balance	745,051					745,051	R$ 738,456
FIDC AR III Senior Quotas
Borrowings Activity [Roll Forward]
Borrowings, face amount	2,500,000					2,500,000
FIDC AR III Senior Quotas | Deferred Financing Costs
Borrowings Activity [Roll Forward]
Borrowings, face amount	2,476,906					2,476,906
FIDC SOMA III Senior And Mezzanine Quotas
Borrowings Activity [Roll Forward]
Borrowings, face amount	493,000					493,000
Proceeds from non-current borrowings						246,500
FIDC SOMA III Senior And Mezzanine Quotas | Deferred Financing Costs
Borrowings Activity [Roll Forward]
Borrowings, face amount	R$ 239,232					R$ 239,232